CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income	$ 11,955	¥ 80,234	¥ 61,412	¥ 41,226
Adjustments to reconcile net income to net cash provided by operating activities:
Revaluation gain on previously held equity interest	(4,498)	(30,187)	(24,436)	(770)
Gain on disposals of equity investees	(6)	(42)	(2,971)	(536)
Realized and unrealized gain related to investment securities	(2,396)	(16,082)	(70)	(5,488)
Change in fair value of other assets and liabilities	(212)	(1,422)	1,415	(759)
Loss (Gain) on disposals of subsidiaries		4	(14)	35
Depreciation and amortization of property and equipment and land use rights	2,229	14,962	8,789	5,284
Amortization of intangible assets and licensed copyrights	3,295	22,118	13,231	9,008
Tax benefits from share-based awards				(1,369)
Share-based compensation expense	5,586	37,491	20,075	15,995
Impairment of cost method investees and investment securities	1,619	10,867	1,816	2,298
Impairment of goodwill and licensed copyrights	424	2,843	1,295	857
Loss (Gain) on disposals of property and equipment	8	55	(95)	34
Amortization of restructuring reserve	39	264	264	264
Share of results of equity investees	(84)	(566)	20,792	5,027
Deferred income taxes	(327)	(2,197)	976	281
Allowance for doubtful accounts	57	383	601	1,680
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Prepayments, receivables and other assets	(1,517)	(10,185)	(14,765)	(8,237)
Income tax payable	456	3,060	6,610	4,698
Escrow money payable	774	5,197	643	2,528
Accrued expenses, accounts payable and other liabilities	3,629	24,355	23,158	5,312
Merchant deposits	177	1,184	1,389	875
Deferred revenue and customer advances	1,288	8,639	5,690	4,611
Net cash provided by operating activities	22,496	150,975	125,805	82,854
Cash flows from investing activities:
Decrease (Increase) in short-term investments, net	1,196	8,028	(730)	5,761
Decrease in trading securities, net				468
Payments for settlement of forward exchange contracts	(3)	(15)	(582)	(256)
Acquisitions of investment securities	(10,799)	(72,472)	(11,872)	(4,677)
Disposals of investment securities	1,499	10,057	7,223	4,354
Acquisitions of equity investees	(1,767)	(11,860)	(53,742)	(39,429)
Disposals of equity investees	42	282	6,185	4,941
Acquisitions of:
Land use rights and construction in progress relating to office campus	(468)	(3,146)	(4,027)	(5,326)
Other property and equipment	(4,818)	(32,336)	(15,601)	(5,680)
Licensed copyrights and other intangible assets	(2,110)	(14,161)	(10,208)	(6,540)
Cash paid for business combinations, net of cash acquired	(5,280)	(35,434)	(515)	(33,448)
Deconsolidation and disposal of subsidiaries, net of cash proceeds	(2)	(10)	(27)	250
Loans to employees, net of repayments	1	7	132	3
Net cash used in investing activities	(22,509)	(151,060)	(83,764)	(79,579)
Cash flows from financing activities:
Issuance of ordinary shares	53	354	399	14,607
Repurchase of ordinary shares	(1,620)	(10,872)		(13,182)
Acquisition of additional equity interests in non-wholly owned subsidiaries	(167)	(1,123)	(13,627)
Payment for settlement of contingent consideration			(770)
Subscription of rights for Partner Capital Investment Plan				87
Dividends paid by non-wholly owned subsidiaries to noncontrolling interests	(34)	(226)	(112)	(163)
Capital injection from noncontrolling interests	1,297	8,706	1,124	1,543
Tax benefits from share-based awards				689
Proceeds from bank borrowings and other borrowings	1,806	12,116	26,824	96,677
Repayment of bank borrowings	(2,436)	(16,347)	(30,414)	(67,344)
Proceeds from unsecured senior notes			45,817
Repayment of unsecured senior notes			(8,602)
Upfront fee payment for a revolving credit facility			(280)
Net cash provided by (used in) financing activities	(1,101)	(7,392)	20,359	32,914
Effect of exchange rate changes on cash and cash equivalents, restricted cash and escrow receivables	484	3,245	(6,065)	2,038
Increase (Decrease) in cash and cash equivalents, restricted cash and escrow receivables	(630)	(4,232)	56,335	38,227
Cash and cash equivalents, restricted cash and escrow receivables at beginning of year	30,207	202,726	146,391	108,164
Cash and cash equivalents, restricted cash and escrow receivables at end of year	29,577	198,494	202,726	146,391
Supplemental disclosures of cash flow information:
Payment of income taxes		15,713	10,058	9,652
Payment of interest		4,972	2,884	2,465
Business combinations:
Cash paid for business combinations		(48,206)	(17,300)	(41,836)
Cash acquired in business combinations		12,772	16,785	8,388
Cash paid for business combinations, net of cash acquired	$ (5,280)	¥ (35,434)	¥ (515)	¥ (33,448)